Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage bonds per currency - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Mortgage Bonds Per Currency [Abstract]
Mortgage bonds in UF	$ 81,623	$ 81,110
Total mortgage bonds	$ 81,623	$ 81,110